CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net Income	$ 10,370,007	$ 10,872,073	$ 9,897,515	$ 8,172,458
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of prepaid leases	1,978,068	1,491,124	3,181,613	2,277,696
Depreciation and amortization	616,528	599,139	1,150,145	1,120,409
Loss on disposal of property and equipment			5,879	0
Changes in current assets and current liabilities:
Accounts receivable	(7,131,852)	(8,802,836)
Inventory	2,176,542	2,363,440	(893,753)	(422,011)
Advance payments	1,597,141	(472,395)	(2,169,608)	12,584
Prepaid leases	(9,655,276)	(8,525,743)	(10,037,807)	(9,281,984)
Other current assets	(11,547)	(400,334)	4,002	3,976
Accounts payable and accrued expenses	147,493	70,326	69,949	(356,021)
Customer deposits	1,774,520	1,526,150	0	(1,412,136)
Other current liabilities	100,439	196,051	18,446	(4,731)
Net cash provided by (used in) operating activities	1,962,063	(1,083,005)	1,226,381	110,240
Cash flows from investing activities:
Acquisition of property and equipment	(56,908)	(9,886)	(88,944)	(83,170)
Proceeds from disposal of property and equipment			5,738	0
Addition to construction in progress			0	(16,182)
Net cash used in investing activities	(56,908)	(9,886)	(83,206)	(99,352)
Cash flows from financing activities:
Change in restricted cash			0	280,823
Proceeds from short-term bank loans	0	5,555,940	4,555,600	5,455,980
Repayment of short-term bank loans	0	(5,555,940)	(5,531,800)	(4,220,361)
Proceeds from related parties, net	529,500	316,251	787,170	562,850
Net cash provided by financing activities	529,500	316,251	(189,030)	2,079,292
Effect of exchange rate changes on cash and cash equivalents	33,829	(26,239)	(10,620)	(32,705)
Net increase (decrease) in cash and cash equivalents	2,468,484	(802,879)	943,525	2,057,475
Cash and cash equivalents — beginning of period	3,352,045	2,408,520	2,408,520	351,045
Cash and cash equivalents — ending of period	5,820,529	1,605,641	3,352,045	2,408,520
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 144,090	$ 145,100	314,111	302,411
Supplemental schedule of non-cash investing and financing activities
Construction in progress transferred to property and equipment			$ 305,118	$ 0